PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Money Trust. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 1998. It begins with an investment review of the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

Over the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. In addition, the fund maintained its AAAm by Standard & Poor's and Aaa rating by Moody's Investor's Service, the highest ratings possible for a money market mutual fund.* At the end of the period, the fund's net assets totaled $2.4 billion.

This high-quality money market fund keeps investor cash at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00 per share.** At the end of the period, more than 84% of the fund's net assets were heavily invested in repurchase agreements backed by Treasury obligations because of their yield advantage. The remainder of the portfolio was invested in direct U.S. Treasury obligations.

Thank you for participating in the daily earning power of Automated Government Money Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson President
March 15, 1998

* This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in ratings. Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, which means they are of the best quality. Ratings are subject to change and do not remove market risks.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Automated Government Money Trust, (the "Trust"), is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements. Recently, the Trust has been managed within a 35-45 day average maturity range, a neutral stance for the Trust.

Over the six-month reporting period ended January 31, 1998, the Federal Reserve Board, (the "Fed"), stood pat in the face of economic growth that continued to exceed the 21U2% pace thought to be the non-inflationary potential. The federal funds target rate remained at 5.5%, where it has been since the Fed last tightened monetary policy in March 1997. With Gross Domestic Product growth at 3.1% over the third quarter, expectation built for the need for an additional tightening from the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets curtailed this expectation, and overseas developments dominated the rest of the fourth quarter. Although Gross Domestic Product growth expanded at close to 4.0% over this period, the Fed kept monetary policy unchanged.

Aside from economic fundamentals, movements in short term interest rates on Treasury securities were driven by other factors as well over the reporting period. The yield on the three-month Treasury bill, for example, began the reporting period at 5.2% and traded down to 4.9% by late September in response to quarter-end window-dressing and a reduction in the overall supply of Treasury bills. It rose briefly to 5.1% in early October, but was driven downward to below 5.0% again, as the alarming declines in the overseas markets resulted in a flight to quality to Treasuries. The yield rose to 5.2% by early November as the immediate crisis subsided, and then climbed steadily to 5.4% as overseas investors, primarily Japanese, sold their Treasury holdings to help meet liquidity needs back home. Early in January the pendulum swung back again, as growing speculation that the impact on the domestic economy from the troubles in Asia might be so great that the Fed might actually have to ease monetary policy gripped the market. The yield on the three-month Treasury bill fell again to 5.0% as a result. These fears receded somewhat by mid-month, and the yield rose to close the reporting period at 5.2%. Movements in longer-term securities in the money market universe (i.e., those between six months and one year) were slightly less affected by the technical supply and flight-to-quality influences, but traded overall along with the shorter security and maintained a healthy bid.

The Trust was targeted in a 35-45 day average maturity target range over the reporting period, essentially a neutral stance for the portfolio. Once an average maturity range is established, the Trust maximizes performance through ongoing relative value analysis. The Trust's structure remained barbelled over the reporting period, as a yield advantage continued to exist for repurchase agreements relative to other short-term investments. The Trust combines a significant percentage in these repurchase agreements, primarily on an overnight basis, with purchases of securities with 6- to 12-month maturities. This portfolio structure continues to provide a competitive yield.

The risks to the Fed at this juncture appear to be balanced, with the threat of higher inflation stemming from tight labor markets being potentially offset by the as-yet-unknown impact of the Asian "flu." The Fed should be content to "wait and see" until the effects on the domestic economy are better understood, which should become more clear over the second quarter. We would expect to maintain our current neutral positioning over this period. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short term U.S.
government market.

                          PORTFOLIO OF INVESTMENTS

                      AUTOMATED GOVERNMENT MONEY TRUST

                        JANUARY 31, 1998 (UNAUDITED)


 AUTOMATED GOVERNMENT MONEY TRUST

      PRINCIPAL
        AMOUNT                                                                          VALUE

 U.S. TREASURY--15.6%
 (A)U.S. TREASURY BILLS--0.9%
 $          23,000,000 5.330% - 5.625%, 5/28/1998 - 6/25/1998                      $     22,538,394
 U.S. TREASURY NOTES--14.7%
           354,000,000 4.750% - 9.250%, 3/31/1998 - 11/30/1998                          354,118,070
                           Total U.S. Treasury                                          376,656,464
 (B)REPURCHASE AGREEMENTS84.5%
           115,000,000 Aubrey G. Lanston and Company, Inc., 5.600%, dated               115,000,000
                       1/30/1998, due 2/2/1998
            72,000,000 BA Securities, Inc., 5.600%, dated 1/30/1998, due 2/2/1998        72,000,000
            87,960,000 BT Securities Corp., 5.610%, dated 1/30/1998, due 2/2/1998        87,960,000
           115,000,000 CIBC Wood Gundy Securities Corp., 5.600%, dated 1/30/1998,       115,000,000
                       due 2/2/1998
           110,000,000 Deutsche Bank Government Securities, Inc., 5.600%, dated         110,000,000
                       1/30/1998, due 2/2/1998
           115,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.600%,         115,000,000
                       dated 1/30/1998, due 2/2/1998
           115,000,000 First Union Capital Markets, 5.600%, dated 1/30/1998, due        115,000,000
                       2/2/1998
            10,000,000 (c)Goldman Sachs Group, LP, 5.440%, dated 1/30/1998, due          10,000,000
                       4/30/1998
            68,000,000 (c)Goldman Sachs Group, LP, 5.480%, dated 1/6/1998, due           68,000,000
                       2/5/1998
            75,000,000 Goldman Sachs Group, LP, 5.550%, dated 1/30/1998, due             75,000,000
                       2/2/1998
            80,000,000 Goldman Sachs Group, LP, 5.600%, dated 1/30/1998, due             80,000,000
                       2/2/1998
            35,000,000 (c)Goldman Sachs Group, LP, 5.660%, dated 12/2/1997, due          35,000,000
                       2/2/1998
           110,000,000 Harris Government Securities, Inc., 5.600%, dated                110,000,000
                       1/30/1998, due 2/2/1998
            44,000,000 (c)J.P. Morgan & Co., Inc., 5.480%, dated 1/7/1998, due           44,000,000
                       2/6/1998
            62,000,000 (c)Merrill Lynch, Pierce, Fenner and Smith, 5.450%, dated         62,000,000
                       1/13/1998, due 2/12/1998
            34,000,000 (c)Morgan Stanley Group, Inc., 5.480%, dated 1/6/1998, due        34,000,000
                       2/5/1998
           115,000,000 Salomon Smith Barney Holdings, Inc., 5.610%, dated               115,000,000
                       1/30/1998, due 2/2/1998
           117,000,000 Societe Generale, New York, 5.600%, dated 1/30/1998, due         117,000,000
                       2/2/1998
            15,000,000 State Street Bank and Trust Co., 5.600%, dated 1/30/1998,         15,000,000
                       due 2/2/1998
           100,000,000 Swiss Bank Capital Markets, 5.550%, dated 1/30/1998, due         100,000,000
                       2/2/1998
           131,800,000 Swiss Bank Capital Markets, 5.610%, dated 1/30/1998, due         131,800,000
                       2/2/1998
           100,000,000 UBS Securities, Inc., 5.590%, dated 1/30/1998, due               100,000,000
                       2/2/1998

 AUTOMATED GOVERNMENT MONEY TRUST

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (B)REPURCHASE AGREEMENTS CONTINUED
 $         100,000,000 UBS Securities, Inc., 5.620%, dated 1/30/1998, due          $    100,000,000
                       2/2/1998
           115,000,000 Westdeutsche Landesbank Girozentrale, 5.600%, dated              115,000,000
                       1/30/1998, due 2/2/1998
                           Total Repurchase Agreements                                2,041,760,000
                           Total Investments (at amortized cost)(d)                 $ 2,418,416,464

(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by the U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if creditworthiness of the issurer is downgraded.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,416,931,897) at January 31, 1998.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                      AUTOMATED GOVERNMENT MONEY TRUST

                        JANUARY 31, 1998 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                              $ 2,041,760,000
 Investments in securities                                             376,656,464
 Total investments in securities, at amortized cost and value                       $ 2,418,416,464
 Cash                                                                                       906,047
 Income receivable                                                                        8,543,946
 Receivable for shares sold                                                                   1,707
   Total assets                                                                       2,427,868,164
 LIABILITIES:
 Income distribution payable                                            10,370,188
 Accrued expenses                                                          566,079
   Total liabilities                                                                     10,936,267
 Net Assets for 2,416,931,897 shares outstanding                                    $ 2,416,931,897
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 $2,416,931,897 / 2,416,931,897 shares outstanding                                            $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                      AUTOMATED GOVERNMENT MONEY TRUST

                SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 67,109,419
 EXPENSES:
 Investment advisory fee                                                $   5,975,991
 Administrative personnel and services fee                                    901,957
 Custodian fees                                                                96,694
 Transfer and dividend disbursing agent fees and                              107,020
 expenses
 Directors'/Trustees' fees                                                     21,896
 Auditing fees                                                                  6,808
 Legal fees                                                                     6,992
 Portfolio accounting fees                                                     72,691
 Shareholder services fee                                                   2,987,995
 Share registration costs                                                      22,632
 Printing and postage                                                           6,992
 Insurance premiums                                                             8,108
 Taxes                                                                         15,364
 Miscellaneous                                                                 14,168
   Total expenses                                                          10,245,308
 Waivers --
   Waiver of investment advisory fee                    $ (3,024,280)
   Waiver of shareholder services fee                       (119,520)
     Total waivers                                                        (3,143,800)
       Net expenses                                                                       7,101,508
         Net investment income                                                         $ 60,007,911

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                      AUTOMATED GOVERNMENT MONEY TRUST

                                                                SIX MONTHS
                                                                  ENDED
                                                                (UNAUDITED)         YEAR ENDED
                                                             JANUARY 31, 1998      JULY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                        $     60,007,911   $      119,034,104
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                         (60,007,911)        (119,034,104)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    6,283,705,895       12,580,252,469
 Net asset value of shares issued to shareholders in                21,824,926           44,052,959
 payment of distributions declared
 Cost of shares redeemed                                        (6,301,254,686)    (12,690,126,232)
   Change in net assets resulting from share transactions            4,276,135         (65,820,804)
     Change in net assets                                            4,276,135         (65,820,804)
 NET ASSETS:
 Beginning of period                                             2,412,655,762        2,478,476,566
 End of period                                                $  2,416,931,897   $    2,412,655,762

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                  ENDED
                                               (UNAUDITED)
                                                JANUARY 31,                YEAR ENDED JULY 31,
                                                   1998          1997          1996        1995         1994          1993

NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00        $ 1.00        $ 1.00       $ 1.00       $ 1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                              0.03          0.05          0.05         0.05         0.03         0.03
LESS DISTRIBUTIONS
Distributions from net investment income          (0.03)        (0.05)        (0.05)       (0.05)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD                    $1.00        $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN(A)                                    2.56%         4.97%         5.15%        5.10%        2.95%        2.79%
RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.59%*        0.59%         0.57%        0.57%        0.57%        0.55%
Net investment income                              5.02%*        4.86%         5.03%        4.97%        2.88%        2.75%
Expense waiver/reimbursement(b)                    0.26%*        0.27%         0.28%        0.29%        0.06%        0.01%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $2,416,932    $2,412,656    $2,478,477   $2,448,873   $2,640,384   $3,115,772

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)


                        NOTES TO FINANCIAL STATEMENTS

                      AUTOMATED GOVERNMENT MONEY TRUST

                        JANUARY 31, 1998 (UNAUDITED)

ORGANIZATION

Automated Government Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1998, capital paid-in aggregated $2,416,931,897. Transactions in shares were as follows:

                                                                     Six Months
                                                                        Ended           Year Ended
                                                                  January 31, 1998     July 31,1997
 Shares sold                                                         6,283,705,895   12,580,252,469
 Shares issued to shareholders in payment of                            21,824,926       44,052,959
 distributions declared
 Shares redeemed                                                   (6,301,254,686) (12,690,126,232)
   Net change resulting from share transactions                          4,276,135     (65,820,804)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher

                               Vice President

                              Matthew S. Hardin

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Automated Government Money Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS JANUARY 31, 1998

[Graphic]

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 052831104
8022501 (3/98)
[Graphic]